Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
REVENUE
SME financing solutions	$ 13,259,133
Supply chain solutions	193,783
Other financing solutions	21,120
TOTAL REVENUE	13,474,036
COST OF REVENUE AND RELATED TAX
Cost of revenue	(5,266,144)
Business and sales related tax	(68,391)
GROSS PROFIT	8,139,501
OPERATING EXPENSES
Selling expenses	450,426	15,281
General and administrative expenses	3,357,386	336,387
Research and development expenses	59,496
Total operating expenses	3,867,308	351,668
INCOME (LOSS) FROM OPERATIONS	4,272,193	(351,668)
OTHER INCOME (EXPENSE)
Interest and investment income	180,513
Other income (expense), net	2,941	(657)
Total other income (expense), net	183,454	(657)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	4,455,647	(352,325)
PROVISION FOR INCOME TAXES	307,354
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	4,148,293	(352,325)
LOSS FROM DISCONTINUED OPERATIONS, NET OF TAX	(10,294,489)	(325,026)
NET INCOME(LOSS)	(6,146,196)	(677,351)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(679,291)	53,784
TOTAL COMPREHENSIVE (LOSS)	$ (6,825,487)	$ (623,567)
Basic and diluted income (loss) per common share
Income per share from continuing operations	$ 0.23	$ (0.02)
Loss per share from discontinued operations	(0.57)	(0.02)
Total	$ (0.34)	$ (0.04)
Weighted average number of shares outstanding
Basic and diluted	18,167,603	16,269,577